Loans and Borrowings - Schedule (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about borrowings [line items]
Principal to be repaid	$ 61,222
Carrying value, including accrued interest	59,250	$ 168,102	$ 159,370
Current portion	4,344	12,539
Non-current portion	$ 54,906	$ 155,563
Senior Credit Facility
Disclosure of detailed information about borrowings [line items]
Time to Maturity	39 months
Principal to be repaid	$ 50,000
Senior Credit Facility | Bottom of range | LIBOR
Disclosure of detailed information about borrowings [line items]
Coupon rate	2.25%	2.50%
Senior Credit Facility | Top of range | LIBOR
Disclosure of detailed information about borrowings [line items]
Coupon rate	4.25%	4.25%
Equipment Finance Loans USD
Disclosure of detailed information about borrowings [line items]
Principal to be repaid	$ 5,759
Equipment Finance Loans USD | Bottom of range
Disclosure of detailed information about borrowings [line items]
Time to Maturity	5 months
Coupon rate	5.00%
Equipment Finance Loans USD | Top of range
Disclosure of detailed information about borrowings [line items]
Time to Maturity	48 months
Coupon rate	7.95%
Equipment Finance Loans EUR
Disclosure of detailed information about borrowings [line items]
Principal to be repaid	$ 2,005
Equipment Finance Loans EUR | Bottom of range
Disclosure of detailed information about borrowings [line items]
Time to Maturity	6 months
Coupon rate	5.50%
Equipment Finance Loans EUR | Top of range
Disclosure of detailed information about borrowings [line items]
Time to Maturity	54 months
Coupon rate	7.00%
Bank Loan (MCSA)
Disclosure of detailed information about borrowings [line items]
Time to Maturity	59 months
Principal to be repaid	$ 3,458
Bank Loan (MCSA) | Brazilian Interbank Deposit Rate (CDI)
Disclosure of detailed information about borrowings [line items]
Coupon rate	0.50%
Line of Credit (MCSA)
Disclosure of detailed information about borrowings [line items]
Principal to be repaid	$ 0
Line of Credit (MCSA) | Brazilian Interbank Deposit Rate (CDI)
Disclosure of detailed information about borrowings [line items]
Coupon rate	9.00%
Lines of Credit (MCSA)
Disclosure of detailed information about borrowings [line items]
Principal to be repaid	$ 0
Lines of Credit (MCSA) | Bottom of range
Disclosure of detailed information about borrowings [line items]
Coupon rate	8.60%
Lines of Credit (MCSA) | Top of range
Disclosure of detailed information about borrowings [line items]
Coupon rate	14.30%
Equipment Finance Loans (Plural)
Disclosure of detailed information about borrowings [line items]
Time to Maturity		24 months
Principal to be repaid	$ 0
Carrying value, including accrued interest		$ 12,000
Equipment Finance Loans (Plural) | Brazilian Interbank Deposit Rate (CDI)
Disclosure of detailed information about borrowings [line items]
Coupon rate	7.00%	7.00%
Equipment Finance Loans BRL
Disclosure of detailed information about borrowings [line items]
Principal to be repaid	$ 0
Equipment Finance Loans BRL | Bottom of range
Disclosure of detailed information about borrowings [line items]
Coupon rate	11.88%
Equipment Finance Loans BRL | Top of range
Disclosure of detailed information about borrowings [line items]
Coupon rate	16.49%
Carrying amount
Disclosure of detailed information about borrowings [line items]
Carrying value, including accrued interest	$ 59,250	$ 168,102
Current portion	4,344	12,539
Non-current portion	54,906	155,563
Carrying amount | Senior Credit Facility
Disclosure of detailed information about borrowings [line items]
Carrying value, including accrued interest	48,303	148,386
Carrying amount | Equipment Finance Loans USD
Disclosure of detailed information about borrowings [line items]
Carrying value, including accrued interest	5,805	5,605
Carrying amount | Equipment Finance Loans EUR
Disclosure of detailed information about borrowings [line items]
Carrying value, including accrued interest	2,005	1,791
Carrying amount | Bank Loan (MCSA)
Disclosure of detailed information about borrowings [line items]
Carrying value, including accrued interest	3,137	3,980
Carrying amount | Line of Credit (MCSA)
Disclosure of detailed information about borrowings [line items]
Carrying value, including accrued interest	0	1,447
Carrying amount | Lines of Credit (MCSA)
Disclosure of detailed information about borrowings [line items]
Carrying value, including accrued interest	0	4,221
Carrying amount | Equipment Finance Loans (Plural)
Disclosure of detailed information about borrowings [line items]
Carrying value, including accrued interest	0	1,065
Carrying amount | Equipment Finance Loans BRL
Disclosure of detailed information about borrowings [line items]
Carrying value, including accrued interest	$ 0	$ 1,607